SHORT-TERM BANK DEPOSITS (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023
Debt Instrument [Line Items]
Short-term bank deposits	$ 3,054	$ 31,164
Bank deposits terms	9 months
Short term bank deposits annual interest rates	3.15%
Minimum [Member]
Debt Instrument [Line Items]
Bank deposits terms		3 months
Short term bank deposits annual interest rates		0.65%
Maximum [Member]
Debt Instrument [Line Items]
Bank deposits terms		1 year
Short term bank deposits annual interest rates		0.85%